BASIS OF PREPARATION (Tables)	12 Months Ended
Dec. 31, 2024
Corporate information and statement of IFRS compliance [abstract]
Disclosure of subsidiaries
Subsidiaries and divisions related to significant properties of the Company are accounted for as outlined below.

Name	Property (Location)	December 31, 2024	December 31, 2023	Type of Arrangement	Accounting Method
Côté Gold division[1,2]	Côté Gold mine (Canada)	70%	70%	Division	Proportionate share
IAMGOLD Essakane S.A. ("Essakane S.A.")	Essakane mine (Burkina Faso)	90%	90%	Subsidiary	Consolidation
Westwood division[1]	Westwood complex (Canada)	100%	100%	Division	Consolidation
Vanstar Resources Inc.[3] ("Vanstar")	Nelligan Gold project (Canada)	100%	—%	Subsidiary	Consolidation
1.Part of IAMGOLD Corporation. The Westwood division includes the closed Doyon mine ("Doyon").
2.Prior to the Sumitomo Metal Mining Co. Ltd. ("SMM") financing arrangement entered into during December 2022 (note 8), the Company held a 70% interest in Côté Gold through an unincorporated joint venture with SMM (the "Côté UJV"). The Company's interest was diluted to 60.3% as part of the arrangement, however, the Company will continue to account for 70% of the interest. On September 30, 2024, the Company provided SMM with a formal irrevocable notice to repurchase the 9.7% interest of Côté Gold, and the repurchase was effected on November 30, 2024, returning the Company to a 70% interest in Côté Gold (note 8). A third party holds a 7.5% net profits interest in the mineral tenure comprising the project.
3.On February 13, 2024, the Company acquired all of the issued and outstanding common shares of Vanstar (note 5(a)). Vanstar owned a 25% interest in the Nelligan Gold project, with the remaining 75% interest owned by IAMGOLD Corporation.

Disclosure of joint ventures
Subsidiaries and divisions related to significant properties of the Company are accounted for as outlined below.

Name	Property (Location)	December 31, 2024	December 31, 2023	Type of Arrangement	Accounting Method
Côté Gold division[1,2]	Côté Gold mine (Canada)	70%	70%	Division	Proportionate share
IAMGOLD Essakane S.A. ("Essakane S.A.")	Essakane mine (Burkina Faso)	90%	90%	Subsidiary	Consolidation
Westwood division[1]	Westwood complex (Canada)	100%	100%	Division	Consolidation
Vanstar Resources Inc.[3] ("Vanstar")	Nelligan Gold project (Canada)	100%	—%	Subsidiary	Consolidation
1.Part of IAMGOLD Corporation. The Westwood division includes the closed Doyon mine ("Doyon").
2.Prior to the Sumitomo Metal Mining Co. Ltd. ("SMM") financing arrangement entered into during December 2022 (note 8), the Company held a 70% interest in Côté Gold through an unincorporated joint venture with SMM (the "Côté UJV"). The Company's interest was diluted to 60.3% as part of the arrangement, however, the Company will continue to account for 70% of the interest. On September 30, 2024, the Company provided SMM with a formal irrevocable notice to repurchase the 9.7% interest of Côté Gold, and the repurchase was effected on November 30, 2024, returning the Company to a 70% interest in Côté Gold (note 8). A third party holds a 7.5% net profits interest in the mineral tenure comprising the project.
3.On February 13, 2024, the Company acquired all of the issued and outstanding common shares of Vanstar (note 5(a)). Vanstar owned a 25% interest in the Nelligan Gold project, with the remaining 75% interest owned by IAMGOLD Corporation.